Income Taxes - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Income before provision of income tax	¥ 3,743,273,711	$ 573,681,794	¥ 487,819,233	¥ 396,006,889
Income tax at statutory tax rate	935,818,428	143,420,449	121,954,808	99,001,722
Tax rate differential	(852,831,321)	(130,702,118)	(36,157,163)	(2,010,958)
Over-accrued EIT for previous years			(39,664,283)
Impact of tax rate change	(35,511,678)	(5,442,403)	36,367,754
Utilization of net operating loss carry-forward			(9,708,887)
Non-deductible expenses	19,219,052	2,945,449	22,277,780	7,970,647
Research and development super-deduction	(10,970,775)	(1,681,345)	(9,961,515)	(12,520,141)
Non-taxable income	(982,266)	(150,539)	(3,587,542)	(2,497,058)
Change in valuation allowance	(2,412,144)	(369,677)	1,439,541	(861,658)
Income tax expenses	369,853,650	56,682,552	82,960,493	89,082,554
China [Member]
Income Taxes [Line Items]
Income before provision of income tax	¥ 448,162,790	$ 68,683,952	¥ 474,699,082	¥ 384,098,580
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	¥ 317,524,354				$ 48,662,736